Fees Summary	Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,114,000
Previously Paid Amount	0.00
Total Fee Amount	1,089.15
Total Offset Amount	0.00
Net Fee	1,089.15
Narrative - Max Aggregate Offering Price	$ 7,114,000
Final Prospectus	true